AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2017

File No. 2-66437

File No. 811-2993

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 70	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 63	☒

EDWARD JONES MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices, Zip Code)

(314) 515-5242

(Registrant’s Telephone Number, including Area Code)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 70 to Registration Statement No. 2-66437 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri on the 17th day of July, 2017.

EDWARD JONES MONEY MARKET FUND

By:	/s/ Ryan T. Robson
Ryan T. Robson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Ryan T. Robson	President	July 17, 2017
Ryan T. Robson

/s/ Aaron J. Masek	Treasurer	July 17, 2017
Aaron J. Masek

*	Trustee	July 17, 2017
David Levenson

*	Trustee	July 17, 2017
David D. Sylvester

*	Trustee	July 17, 2017
Maureen Leary-Jago

*	Trustee	July 17, 2017
Timothy Jacoby

* By:	/s/ Ryan T. Robson
Ryan T. Robson
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

July 17, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Edward Jones Money Market Fund Post-Effective Amendment No. 70 (File No. 2-66437) and Amendment No. 63 (File No. 811-2993) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, Edward Jones Money Market Fund (the “Fund”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 70 and, under the Investment Company Act of 1940, as amended, Amendment No. 63 (the “Filing”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The sole purpose of the Filing is to file as an exhibit to the Registration Statement risk/return summary information for the Fund in interactive data format.

I hereby certify that the Filing does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

If you have any questions regarding the Filing, please do not hesitate to contact the undersigned at (215) 963-5598.

Sincerely,

/s/ Sean Graber

Sean Graber, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001